Other liabilities - Summary of Other Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities, Noncurrent [Abstract]
Taxes payable	$ 0	$ 16
Deferred tax liabilities	8,100	12,898
Accrued earnout liability	0	811
Others	2,646	3,008
Nonrelated Party
Other Liabilities, Noncurrent [Abstract]
Total other non-current liabilities	12,631	20,845
Viajanet
Other Liabilities, Noncurrent [Abstract]
Purchase price payable for acquisition	$ 1,885	$ 4,112